UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Undiscovered Managers Funds

Schedule of Portfolio Investments as of November 30, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Realty Income Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amount in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 97.9%
	Common Stocks — 97.9%
	Diversified — 9.0%
50	Digital Realty Trust, Inc.	1,829
40	Global Signal, Inc.	2,205
481	Huntingdon Real Estate Investment Trust (Canada)	965
83	Spirit Finance Corp.	1,007
73	Vornado Realty Trust	9,168
426	Wharf Holdings Ltd. (Hong Kong)	1,489

		16,663

	Health Care — 3.6%
46	Cogdell Spencer, Inc.	1,006
34	Health Care Property Investors, Inc.	1,250
45	Nationwide Health Properties, Inc.	1,337
80	Ventas, Inc.	3,132

		6,725

	Hotels — 12.2%
282	Host Hotels & Resorts, Inc.	7,120
171	Innkeepers USA Trust	2,737
50	Intercontinental Hotels Group plc (United Kingdom)	1,010
61	Intercontinental Hotels Group plc (United Kingdom) ADR	1,221
72	LaSalle Hotel Properties	3,171
185	Strategic Hotel & Resorts, Inc.	4,017
112	Sunstone Hotel Investors, Inc.	3,123

		22,399

	Industrial — 8.8%
50	AMB Property Corp.	3,085
36	First Potomac Realty Trust	1,115
184	ProLogis	12,016

		16,216

	Manufactured Homes — 3.4%
8	American Land Lease, Inc.	215
117	Equity Lifestyle Properties, Inc.	6,101

		6,316

	Multifamily — 16.1%
126	Apartment Investment & Management Co.	7,256
162	Archstone-Smith Trust	9,728
68	Education Realty Trust, Inc.	1,076
98	GMH Communities Trust	1,213
53	Home Properties, Inc.	3,270
75	Post Properties, Inc.	3,570
103	United Dominion Realty Trust, Inc.	3,442

		29,555

	Office — 20.1%
58	Alexandria Real Estate Equities, Inc.	6,009
53	Boston Properties, Inc.	6,239
127	Brandywine Realty Trust	4,475
72	Douglas Emmett, Inc. (a)	1,886
184	Equity Office Properties Trust	8,874
35	Kilroy Realty Corp.	2,836
21	Mission West Properties, Inc.	267
48	SL Green Realty Corp.	6,464

		37,050

	Paper Products — 0.0% (g)
2	Rayonier, Inc.	84

JPMorgan Realty Income Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amount in thousands)

Shares	Security Description	Value ($)

	Real Estate Management & Development — 0.6%
35	British Land Co. plc (The) (United Kingdom) ADR	1,037

	Regional Malls — 15.6%
123	General Growth Properties, Inc.	6,737
25	Mills Corp. (The)	522
67	Pennsylvania Real Estate Investment Trust	2,659
171	Simon Property Group, Inc.	17,445
28	Taubman Centers, Inc.	1,365

		28,728

	Shopping Center — 4.9%
141	CBL & Associates Properties, Inc.	6,077
750	Link Real Estate Investment Trust (The) (Hong Kong)	1,546
57	National Retail Properties, Inc.	1,350

		8,973

	Storage — 1.0%
95	Extra Space Storage, Inc.	1,752

	Wireless Telecommunication Services — 2.6%
75	Crown Castle International Corp. (a)	2,578
77	SBA Communications Corp., Class A (a)	2,187

		4,765
	Total Long-Term Investments (Cost $138,620)	180,263

	Short-Term Investment — 1.1%
	Investment Company — 1.1%
1,952	JPMorgan Prime Money Market Fund (b) (Cost $1,952)	1,952

	Total Investments — 99.0% (Cost $140,572)	182,215
	Other Assets in Excess of Liabilities — 1.0%	1,925

	NET ASSETS — 100.0%	$184,140

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	Amount rounds to less than 0.1%.

ADR	American Depository Receipt

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,895
Aggregate gross unrealized depreciation	(252)

Net unrealized appreciation/depreciation	$41,643

Federal income tax cost of investments	$140,572

Undiscovered Managers Behavioral Growth Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments—99.6%
	Common Stocks — 99.6%
	Aerospace & Defense — 2.1%
48	Ceradyne, Inc. (a)	2,519

	Communications Equipment — 1.9%
86	NETGEAR, Inc. (a)	2,233

	Computers & Peripherals — 2.7%
340	Brocade Communications Systems, Inc. (a)	3,146

	Diversified Telecommunication Services — 2.0%
72	NeuStar, Inc., Class A (a)	2,407

	Electrical Equipment — 2.3%
53	Thomas & Betts Corp. (a)	2,739

	Electronic Equipment & Instruments — 1.4%
47	Daktronics, Inc.	1,686

	Energy Equipment & Services — 2.1%
57	Oceaneering International, Inc. (a)	2,486

	Health Care Equipment & Supplies — 12.2%
122	American Medical Systems Holdings, Inc. (a)	2,103
67	Dade Behring Holdings, Inc.	2,552
67	Gen-Probe, Inc. (a)	3,266
41	Intuitive Surgical, Inc. (a)	4,176
73	Kyphon, Inc. (a)	2,462

		14,559

	Health Care Providers & Services — 4.4%
76	AMERIGROUP Corp. (a)	2,612
40	WellCare Health Plans, Inc. (a)	2,596

		5,208

	Hotels, Restaurants & Leisure — 3.9%
39	Jack in the Box, Inc. (a)	2,374
71	Pinnacle Entertainment, Inc. (a)	2,298

		4,672

	Household Products — 2.2%
63	Church & Dwight Co., Inc.	2,636

	Internet & Catalog Retail — 7.4%
83	Netflix, Inc. (a)	2,442
41	Nutri/System, Inc. (a)	2,838
90	Priceline.com, Inc. (a)	3,550

		8,830

	Internet Software & Services — 6.8%
104	aQuantive, Inc. (a)	2,481
2	EarthLink, Inc. (a)	10
225	RealNetworks, Inc. (a)	2,583
119	ValueClick, Inc. (a)	2,970

		8,044

	Life Sciences Tools & Services — 1.8%
56	Illumina, Inc. (a)	2,150

	Personal Products — 2.2%
71	NBTY, Inc. (a)	2,577

	Pharmaceuticals — 3.3%
86	Alpharma, Inc., Class A	1,884
72	Medicines Co. (The) (a)	2,061

		3,945

	Semiconductors & Semiconductor Equipment — 12.4%
107	Atheros Communications, Inc. (a)	2,438

Undiscovered Managers Behavioral Growth Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

133	Brooks Automation, Inc. (a)	1,858
147	Integrated Device Technology, Inc. (a)	2,432
130	NVIDIA Corp. (a)	4,805
255	ON Semiconductor Corp. (a)	1,641
199	RF Micro Devices, Inc. (a)	1,536

		14,710

	Software — 7.5%
24	MicroStrategy, Inc., Class A (a)	2,855
108	THQ, Inc. (a)	3,530
274	TIBCO Software, Inc. (a)	2,554

		8,939

	Specialty Retail — 11.1%
98	Dress Barn, Inc. (a)	2,374
44	DSW, Inc., Class A (a)	1,693
36	Guess?, Inc. (a)	2,231
40	J. Crew Group, Inc. (a)	1,558
61	Men’s Wearhouse, Inc.	2,340
64	OfficeMax, Inc.	2,989

		13,185

	Textiles, Apparel & Luxury Goods — 4.7%
35	Crocs, Inc. (a)	1,516
56	Skechers U.S.A., Inc., Class A (a)	1,664
95	Warnaco Group, Inc. (The) (a)	2,460

		5,640

	Trading Companies & Distributors — 3.0%
76	GATX Corp.	3,528

	Wireless Telecommunication Services — 2.2%
46	Leap Wireless International, Inc. (a)	2,616

	Total Long-Term Investments (Cost $89,513)	118,455

	Short-Term Investment — 0.2%
	Investment Company — 0.2%
197	JPMorgan Prime Money Market Fund (b) (Cost $197)	197

	Total Investments — 99.8% (Cost $89,710)	118,652
	Other Assets in Excess of Liabilities — 0.2%	244

	NET ASSETS — 100.0%	$118,896

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a) Non-income producing security

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,692
Aggregate gross unrealized depreciation	(750)

Net unrealized appreciation/depreciation	$28,942

Federal income tax cost of investments	$89,710

Undiscovered Managers Behavioral Value Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.2%
	Common Stocks — 99.2%
	Biotechnology — 2.6%
96	InterMune, Inc. (a)	2,046
90	Pharmion Corp. (a)	2,226

		4,272

	Building Products — 0.9%
61	Griffon Corp. (a)	1,451

	Capital Markets — 2.0%
32	Investment Technology Group, Inc. (a)	1,189
52	Investors Financial Services Corp.	2,084

		3,273

	Chemicals — 3.3%
123	Hercules, Inc. (a)	2,286
106	Spartech Corp.	3,183

		5,469

	Commercial Banks — 5.9%
25	Bancorp, Inc. (The) (a)	683
13	Banner Corp.	597
36	City Holding Co.	1,430
34	Mercantile Bank Corp.	1,301
70	Midwest Banc Holdings, Inc.	1,629
17	Park National Corp.	1,712
74	TD Banknorth, Inc.	2,391

		9,743

	Commercial Services & Supplies — 1.2%
110	Hudson Highland Group, Inc. (a)	1,960

	Communications Equipment — 6.2%
401	3Com Corp. (a)	1,680
75	ADTRAN, Inc.	1,638
209	Andrew Corp. (a)	2,084
72	Dycom Industries, Inc. (a)	1,461
366	Extreme Networks, Inc. (a)	1,460
64	Polycom, Inc. (a)	1,849

		10,172

	Computers & Peripherals — 1.0%
59	Synaptics, Inc. (a)	1,689

	Diversified Consumer Services — 2.2%
65	Career Education Corp. (a)	1,631
195	Service Corp. International	1,924

		3,555

	Electric Utilities — 1.6%
58	Allegheny Energy, Inc. (a)	2,577

	Electrical Equipment — 1.8%
19	General Cable Corp. (a)	808
285	Power-One, Inc. (a)	2,084

		2,892

	Electronic Equipment & Instruments — 2.4%
28	Littelfuse, Inc. (a)	882
49	MTS Systems Corp.	1,879
369	Solectron Corp. (a)	1,228

		3,989

	Energy Equipment & Services — 2.6%
272	Newpark Resources, Inc. (a)	1,674
107	Parker Drilling Co. (a)	1,030
17	SEACOR Holdings, Inc. (a)	1,639

		4,343

	Food Products — 3.8%
138	Chiquita Brands International, Inc.	1,966
162	Del Monte Foods Co.	1,831
66	McCormick & Co., Inc. (Non-Voting)	2,544

		6,341

	Gas Utilities — 1.4%
82	Southern Union Co.	2,312

Undiscovered Managers Behavioral Value Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Health Care Providers & Services — 2.8%
49	Chemed Corp.	1,833
62	Health Net, Inc. (a)	2,847

		4,680

	Health Care Technology — 1.1%
68	Per-Se Technologies, Inc. (a)	1,883

	Hotels, Restaurants & Leisure — 3.9%
91	Bally Technologies, Inc. (a)	1,788
52	CEC Entertainment, Inc. (a)	2,086
19	Steak n Shake Co. (The) (a)	329
65	WMS Industries, Inc. (a)	2,247

		6,450

	Household Durables — 2.2%
70	Furniture Brands International, Inc.	1,211
72	Yankee Candle Co., Inc.	2,450

		3,661

	Insurance — 3.3%
15	Great American Financial Resources, Inc.	339
78	Ohio Casualty Corp.	2,274
27	Presidential Life Corp.	605
140	USI Holdings Corp. (a)	2,186

		5,404

	Internet Software & Services — 2.4%
1,094	CMGI, Inc. (a)	1,499
155	S1 Corp. (a)	809
48	Selectica, Inc. (a)	82
160	SonicWALL, Inc. (a)	1,612

		4,002

	IT Services — 2.9%
119	Convergys Corp. (a)	2,865
36	Edgewater Technology, Inc. (a)	237
43	Fidelity National Information Services, Inc.	1,708

		4,810

	Leisure Equipment & Products — 4.3%
125	Callaway Golf Co.	1,842
145	K2, Inc. (a)	1,964
132	Nautilus Group, Inc.	2,044
67	Oakley, Inc.	1,241

		7,091

	Media — 3.1%
61	Catalina Marketing Corp.	1,490
47	Entercom Communications Corp.	1,256
52	Valassis Communications, Inc. (a)	807
227	Westwood One, Inc.	1,493

		5,046

	Metals & Mining — 1.7%
99	Commercial Metals Co.	2,861

	Oil, Gas & Consumable Fuels — 3.4%
215	International Coal Group, Inc. (a)	1,095
106	OMI Corp.	2,469
28	Tesoro Corp.	1,980

		5,544

	Personal Products — 2.1%
48	Chattem, Inc. (a)	2,320
97	Prestige Brands Holdings, Inc. (a)	1,167

		3,487

	Pharmaceuticals — 2.5%
74	Sciele Pharma, Inc. (a)	1,664
154	ViroPharma, Inc. (a)	2,376

		4,040

	Real Estate Investment Trusts (REITs) — 5.0%
180	American Financial Realty Trust	2,122
42	Capital Lease Funding, Inc.	510
73	Crescent Real Estate Equities Co.	1,572
56	Inland Real Estate Corp.	1,094
117	Kite Realty Group Trust	2,212
39	Longview Fibre Co.	806

		8,316

	Semiconductors & Semiconductor Equipment — 2.9%
339	Axcelis Technologies, Inc. (a)	2,164

Undiscovered Managers Behavioral Value Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

262	SigmaTel, Inc. (a)	1,186
101	Zoran Corp. (a)	1,499

		4,849

	Software — 2.9%
87	eSpeed, Inc., Class A (a)	816
31	Fair Isaac Corp.	1,307
57	MSC.Software Corp. (a)	850
69	Synopsys, Inc. (a)	1,755

		4,728

	Specialty Retail — 11.2%
26	Abercrombie & Fitch Co.	1,780
194	Blockbuster, Inc. (a)	1,019
62	Cato Corp. (The), Class A	1,464
129	CSK Auto Corp. (a)	2,140
146	Finish Line, Inc., Class A	2,034
131	Hot Topic, Inc. (a)	1,750
103	Pacific Sunwear of California, Inc. (a)	2,019
58	Pep Boys-Manny, Moe & Jack (The)	776
75	RadioShack Corp.	1,306
54	Tiffany & Co.	2,064
72	Zale Corp. (a)	2,212

		18,564

	Textiles, Apparel & Luxury Goods — 1.1%
53	Jones Apparel Group, Inc.	1,784

	Thrifts & Mortgage Finance — 1.4%
139	NewAlliance Bancshares, Inc.	2,268

	Tobacco — 0.1%
58	Star Scientific, Inc. (a)	214

	Total Long-Term Investments (Cost $141,453)	163,720

	Short-Term Investment — 1.3%
	Investment Company — 1.3%
2,184	JPMorgan Prime Money Market Fund (b) (Cost $2,184)	2,184

	Total Investments — 100.5% (Cost $143,637)	165,904
	Liabilities in Excess of Other Assets — (0.5)%	(829)

	NET ASSETS — 100.0%	$165,075

Percentages indicated are based on net assets.

Abbreviations:

(a) Non-income producing security
(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,737
Aggregate gross unrealized depreciation	(8,470)

Net unrealized appreciation/depreciation	$22,267

Federal income tax cost of investments	$143,637

Undiscovered Managers Small Cap Growth Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments—99.4%
	Common Stocks — 99.4%
	Biotechnology — 10.5%
281	Alkermes, Inc. (a)	4,262
452	Cell Genesys, Inc. (a)	1,755
239	Cubist Pharmaceuticals, Inc. (a)	4,875
411	CV Therapeutics, Inc. (a)	4,924
69	Lexicon Genetics, Inc. (a)	255
665	Medarex, Inc. (a)	8,968
146	Metabolix, Inc. (a)	2,448
198	Telik, Inc. (a)	3,373
204	Tercica, Inc. (a)	1,001

		31,861

	Capital Markets — 5.1%
37	Evercore Partners, Inc. (a)	1,350
75	Greenhill & Co., Inc.	5,249
11	KBW, Inc. (a)	282
97	optionsXpress Holdings, Inc.	2,797
186	Thomas Weisel Partners Group, Inc. (a)	3,966
131	TradeStation Group, Inc. (a)	1,904

		15,548

	Chemicals — 1.5%
44	ADA-ES, Inc.(a)	734
180	Symyx Technologies, Inc. (a)	3,931

		4,665

	Commercial Banks — 3.9%
20	Bank of the Ozarks, Inc.	639
61	Cascade Bancorp	1,835
9	CoBiz, Inc.	204
58	Glacier Bancorp, Inc.	2,054
30	PrivateBancorp, Inc.	1,191
68	SVB Financial Group (a)	3,207
112	UCBH Holdings, Inc.	1,888
30	Virginia Commerce Bancorp (a)	579

		11,597

	Commercial Services & Supplies — 2.1%
47	Kenexa Corp. (a)	1,459
191	Knoll, Inc.	3,977
44	Navigant Consulting, Inc. (a)	842

		6,278

	Communications Equipment — 4.0%
69	Harmonic, Inc. (a)	547
169	MasTec, Inc. (a)	1,907
335	Polycom, Inc. (a)	9,658

		12,112

	Computers & Peripherals — 1.7%
737	Immersion Corp. (a)	5,170

	Construction & Engineering — 0.2%
49	Comfort Systems USA, Inc.	665

	Diversified Consumer Services — 0.1%
13	Capella Education Co. (a)	318

	Electrical Equipment — 1.2%
256	Active Power, Inc. (a)	685
171	Canadian Solar, Inc. (Canada) (a)	2,061
104	Evergreen Solar, Inc. (a)	956

		3,702

	Electronic Equipment & Instruments — 3.4%
53	Color Kinetics, Inc. (a)	1,044
519	International DisplayWorks, Inc. (a)	3,264
1,476	Solectron Corp. (a)	4,915
97	Universal Display Corp. (a)	1,190

		10,413

	Energy Equipment & Services — 5.1%
64	Atwood Oceanics, Inc. (a)	3,158
112	Complete Production Services, Inc. (a)	2,465
92	Hercules Offshore, Inc. (a)	3,141
38	Hydril Co. (a)	2,875
139	Natural Gas Services Group, Inc. (a)	2,173
116	Union Drilling, Inc. (a)	1,613

		15,425

	Food & Staples Retailing — 0.3%
40	Susser Holdings Corp. (a)	796

	Health Care Equipment & Supplies — 1.0%
34	Cynosure, Inc., Class A (a)	570
95	Home Diagnostics, Inc. (a)	1,106
106	LeMaitre Vascular, Inc. (a)	615

Undiscovered Managers Small Cap Growth Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

102	OraSure Technologies, Inc. (a)	875

		3,166

	Health Care Providers & Services — 3.8%
490	Alliance Imaging, Inc. (a)	2,922
12	Apria Healthcare Group, Inc. (a)	307
296	Five Star Quality Care, Inc. (a)	3,013
224	HealthSpring, Inc. (a)	4,326
28	PSS World Medical, Inc. (a)	580
21	United Surgical Partners International, Inc. (a)	524

		11,672

	Hotels, Restaurants & Leisure — 0.5%
58	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	1,452

	Household Durables — 0.5%
30	Meritage Homes Corp. (a)	1,447

	Insurance — 0.7%
20	eHealth, Inc. (a)	437
77	First Mercury Financial Corp. (a)	1,620

		2,057

	Internet & Catalog Retail — 2.2%
64	Blue Nile, Inc. (a)	2,134
165	Gaiam, Inc. (a)	2,263
55	GSI Commerce, Inc. (a)	907
89	Shutterfly, Inc. (a)	1,365

		6,669

	Internet Software & Services — 9.2%
241	aQuantive, Inc. (a)	5,748
445	CNET Networks, Inc. (a)	4,028
88	DealerTrack Holdings, Inc. (a)	2,416
93	Digital Insight Corp. (a)	3,545
56	Knot, Inc. (The) (a)	1,530
74	Liquidity Services, Inc. (a)	1,345
365	Marchex Inc., Class B (a)	4,998
556	Move, Inc. (a)	3,080
121	Online Resources Corp. (a)	1,290

		27,980

	IT Services — 2.4%
67	Euronet Worldwide, Inc. (a)	2,212
52	Heartland Payment Systems, Inc.	1,465
633	Lionbridge Technologies, Inc. (a)	3,621

		7,298

	Life Sciences Tools & Services — 1.8%
214	Affymetrix, Inc. (a)	5,407

	Machinery — 0.5%
87	Chart Industries, Inc. (a)	1,280
9	Dynamic Materials Corp.	265

		1,545

	Media — 0.7%
176	Outdoor Channel Holdings, Inc. (a)	2,260

	Oil, Gas & Consumable Fuels — 0.7%
8	Arena Resources, Inc. (a)	358
33	Pacific Ethanol, Inc. (a)	625
22	World Fuel Services Corp.	1,048

		2,031

	Personal Products — 0.2%
36	Physicians Formula Holdings, Inc. (a)	650

	Pharmaceuticals — 1.7%
105	Anesiva, Inc. (a)	694
257	ISTA Pharmaceuticals, Inc. (a)	1,644
56	Par Pharmaceutical Cos., Inc. (a)	1,095
176	Taro Pharmaceuticals Industries Ltd. (Israel) (a)	1,762

		5,195

	Semiconductors & Semiconductor Equipment — 17.0%
253	Altera Corp. (a)	5,026
438	Brooks Automation, Inc. (a)	6,115
157	Cree, Inc. (a)	3,111
999	Lattice Semiconductor Corp. (a)	6,785
629	Pixelworks, Inc. (a)	1,567
273	PLX Technology, Inc. (a)	3,698
951	RF Micro Devices, Inc. (a)	7,328
207	Rudolph Technologies, Inc. (a)	3,321
68	SiRF Technology Holdings, Inc. (a)	2,072
630	Skyworks Solutions, Inc. (a)	4,573
190	STATS ChipPAC Ltd. (Singapore) ADR (a)	1,600
1,078	TriQuint Semiconductor, Inc. (a)	5,433
71	Ultra Clean Holdings, Inc. (a)	940

		51,569

	Software — 10.0%
58	Advent Software, Inc. (a)	2,135
156	CommVault Systems, Inc. (a)	3,118
223	Digimarc Corp. (a)	2,009
68	i2 Technologies, Inc. (a)	1,322

Undiscovered Managers Small Cap Growth Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

32	Opsware, Inc. (a)	279
451	Red Hat, Inc. (a)	7,842
121	Secure Computing Corp. (a)	782
202	THQ, Inc. (a)	6,582
574	Wind River Systems, Inc. (a)	6,152

		30,221

	Specialty Retail — 1.9%
221	Hot Topic, Inc. (a)	2,946
33	Tween Brands, Inc. (a)	1,379
43	Zumiez, Inc. (a)	1,324

		5,649

	Textiles, Apparel & Luxury Goods — 5.1%
169	Crocs, Inc. (a)	7,267
570	Quiksilver, Inc. (a)	8,289

		15,556

	Thrifts & Mortgage Finance — 0.4%
42	Accredited Home Lenders Holding Co. (a)	1,247

	Total Common Stocks (Cost $265,024)	301,621

	Short-Term Investment — 2.9%
	Investment Company — 2.9%
8,701	JPMorgan Prime Money Market Fund (b) (Cost $8,701)	8,701

	Total Investments — 102.3% (Cost $273,725)	310,322
	Liabilities in Excess of Other Assets — (2.3)%	(7,069)

	NET ASSETS — 100.0%	$303,253

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company
Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
ADR	American Depository Receipt

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,142
Aggregate gross unrealized depreciation	(13,545)

Net unrealized appreciation/depreciation	$36,597

Federal income tax cost of investments	$273,725

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 29, 2007

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

January 29, 2007